Debt - Schedule of Revolving Credit Facilities (Details) - Revolving Credit Facility - USD ($) $ in Thousands	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Revolving credit facility	$ 225,989	$ 226,402	$ 266,935
Debt issuance costs	(4,380)	(6,046)	(8,625)
JP Morgan Credit Facility
Revolving credit facility	230,369	222,448	257,560
P&A Facility
Revolving credit facility		$ 10,000	$ 18,000